OTHER INTANGIBLE ASSETS, NET (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Other intangible assets, including operating lease right-of-use asset	$ 5,504	$ 5,617
Customer relationship & Other [Member]
Other intangible assets, including operating lease right-of-use asset	532	622
IP & Technology [Member]
Other intangible assets, including operating lease right-of-use asset	1,878	2,121
Capitalized software development costs [Member]
Other intangible assets, including operating lease right-of-use asset	$ 3,094	$ 2,874